Note 11 - Stock-based Compensation - Schedule of Stock Options (Details) - The 2017 Stock Incentive Plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Options outstanding, balance (in shares)	18,093	32,706
Options outstanding, balance, weighted average exercise price (in dollars per share)	$ 101.04	$ 96.24
Granted (in shares)	0	0
Granted, weighted average exercise price (in dollars per share)	$ 0	$ 0
Exercised (in shares)	0	0
Exercised, weighted average exercise price (in dollars per share)	$ 0	$ 0
Cancelled and forfeited (in shares)	(4,372)	(14,613)
Cancelled and forfeited, weighted average exercise price (in dollars per share)	$ 101.04	$ 88.17
Options outstanding, balance (in shares)	13,721	18,093
Options outstanding, balance, weighted average exercise price (in dollars per share)	$ 101.04	$ 101.04
Options exercisable as of December 31: (in shares)	13,721	18,093
Options exercisable, weighted average exercise price (in dollars per share)	$ 101.04	$ 101.04